Loans and Allowance for Credit Losses - Summary of Gross Carrying Amount of Loans Measured at Amortized Cost - Personal (Detail) - Personal [member] - Retail loans [member] - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 96,303	$ 93,441
Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	75,800	72,965
Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	9,136	9,525
High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,764	1,732
Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	9,427	9,022
Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	176	197
Stage one loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	88,643	86,862
Stage one loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	73,815	72,267
Stage one loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	5,144	4,974
Stage one loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	346	687
Stage one loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	9,338	8,934
Stage two loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	7,484	6,382
Stage two loan [member] | Low risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,985	698
Stage two loan [member] | Medium risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	3,992	4,551
Stage two loan [member] | High risk [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	1,418	1,045
Stage two loan [member] | Not rated [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	89	88
Stage three loan [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	176	197
Stage three loan [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets subject to impairment	$ 176	$ 197